Stock-Based Compensation	9 Months Ended
Sep. 30, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 - STOCK-BASED COMPENSATION:

Stock Options

As of September 30, 2024, and December 31, 2023, the number of ordinary shares included in the Company’s option plans totaled to 35,874,244 and 30,666,212, respectively.

496,179 out of the outstanding options that have not yet vested as of September 30, 2024, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of an M&A Transaction which constitutes a Liquidation Event.

As of September 30, 2024, the unrecognized compensation costs related to those unvested stock options are $615 thousand, which are expected to be recognized over a weighted-average period of 1.59 years.

The following is a summary of the status of the Company’s share option plan as of September 30, 2024:

	Nine months ended
	September 30, 2024
	Number of Options	Weighted- Average Exercise price
Options outstanding as of December 31, 2023	11,326,943	$0.97
Granted during the period	479,505	$2.36
Exercised during the period	(992,432)	$0.69
Forfeited during the period	(14,451)	$0.80
Options outstanding as of September 30, 2024	10,799,565	$1.06
Options exercisable as of September 30, 2024	10,093,859	$0.97

The following table summarizes information about stock options outstanding as of September 30, 2024:

Outstanding as of September 30, 2024					Exercisable as of September 30, 2024
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)

$0.15-$0.86	9,873,168	4.15	$0.80	13,830	9,622,746	4.10	$0.80	13,494
$1.87	3,313	6.28	$1.87	1	2,898	6.28	$1.87	1
$2.10-$2.13	72,273	5.45	$2.12	6	16,563	0.25	$2.10	2
$2.39-$2.40	425,269	6.29	$2.39	-	156,889	6.29	$2.39	-
$4.99	196,625	5.29	$4.99	-	127,096	5.29	$4.99	-
$5.36	140,000	4.75	$5.36	-	78,750	4.75	$5.36	-
$7.58	85,380	4.29	$7.58	-	85,380	4.29	$7.58	-
$9.07	3,537	4.21	$9.07	-	3,537	4.21	$9.07	-

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the nine months ended on September 30, 2024	For the nine months ended on September 30, 2023
Expected term	4-5	3-5
Expected volatility	57.53%-58.56%	48.35%-63.84%
Expected dividend rate	0%	0%
Risk-free rate	3.55%-3.92%	3.62%-4.21%

During the nine months period ended on September 30, 2024, 479,505 options were granted to related parties (please refer to Note 15 for further information).

As of September 30, 2024, the unrecognized compensation costs related to unvested stock options was $1,357 thousand, which are expected to be recognized over a weighted-average period of 1.17 years.

The weighted-average fair value of the options that were granted during the period ended September 30, 2024 was $2.36 at the grant date.

The total intrinsic value of options exercised during the period of nine months ended September 30, 2024 and 2023 was $1,939 and $8,905 thousand, respectively.

The following table presents the classification of the stock options expenses for the periods indicated:

	Nine months Ended September 30		Three months Ended September 30
	2024	2023	2024	2023
	U.S. dollars in thousands
Cost of revenue	132	140	44	44
Research and development	651	904	210	273
Sales and marketing	684	847	194	277
General and administrative	752	2,063	189	714
Total stock-based compensation	2,219	3,954	637	1,308

Restricted Stock Units

The following is a summary of the status of the Company’s RSU’s as of September 30, 2024, as well as changes during the period of nine months ended September 30, 2024:

	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	5,442,313	$5.26
Granted during the period	6,235,178	$2.17
Vested during the period	(2,141,866)	$4.99
Forfeited during the period	(469,199)	$3.48
Outstanding at the end of the period	9,066,426	$3.26

As of September 30, 2024, the unrecognized compensation cost related to unvested RSUs totaled to approximately $24,838 thousand and is expected to be expensed over a weighted-average recognition period of approximately 2.50 years.

During the nine months ended on September 30, 2024 871,061 RSU’s were granted to several related parties (please refer to Note 15 regarding Related Parties).

The following table presents the classification of RSU’s expenses for the periods indicated:

	Nine months ended September 30		Three months ended September 30
	2024	2023	2024	2023
	U.S. dollars in thousands

Cost of revenue	580	442	194	154
Research and development	4,499	3,924	1,542	1,144
Sales and marketing	2,268	1,806	779	609
General and administrative	1,693	1,391	608	493
Total stock-based compensation-RSUs	9,040	7,563	3,123	2,400